Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Restricted cash	$ 2,000	$ 2,000
Held-to-maturity, fair value	34,805	33,302
Long-term debt, fair value	$ 387	$ 371
Preferred stock, par value (usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (shares)	100,000,000	100,000,000
Preferred stock, issued (shares)	35,826	35,826
Common stock, par value (usd per share)	$ 0.01	$ 0.01
Common stock, authorized (shares)	3,500,000,000	3,500,000,000
Common stock, issued (shares)	1,374,443,376	1,364,877,915
Treasury stock, common shares (shares)	473,760,338	404,452,246
Operating segments
Restricted cash	$ 2,437	$ 2,394
Held-to-maturity, fair value	34,805	33,302
Other assets, fair value	419	742
Other liabilities, allowance for lending related commitments	94	106
Other liabilities, fair value	607	88
Long-term debt, fair value	$ 387	$ 371